Finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income (expense)
Finance income	€ 7,715	€ 7,417	€ 8,450
Finance expense	(8,980)	(8,113)	(9,333)
Net finance income (expense) from financial assets at fair value through profit or loss	388	284	(55)
Income (expense) from derivative financial instruments	278	(61)	13
Finance income (expense)	€ (599)	€ (473)	€ (925)